Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Accounts Receivable

The Company performs ongoing evaluations of its customers’ financial condition and generally does not require collateral. Some international customers are required to pay for their orders in advance of shipment. Accounts receivable consisted of the following as of December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Accounts receivable	$7,028	$10,895
Less: allowance for discounts and returns	(235)	(2,525)
Less: allowance for doubtful accounts	(405)	(882)
Accounts receivable, net	$6,388	$7,488

Schedule of Allowance for Discount and Return

The allowance for discounts and returns consisted of the following activity for the years ended December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Allowance for discounts and returns, beginning balance	$2,525	$2,901
Charges against revenues	9,259	17,703
Utilization of Reserve	(11,549)	(18,079)
Allowance for discounts and returns, ending balance	$235	$2,525

Schedule of Disaggregation of Revenue

The following shows the disaggregation of revenue by distribution channel for the three months ended March 31, 2022 and 2021 (in thousands).

	For the Three Months Ended March 31,
	2022	% of Total	2021	% of Total
Distribution Channel
Specialty	$3,383	26%	$6,795	52%
International	733	6%	3,847	29%
FDM	8,985	68%	2,479	19%
Total	$13,101	100%	$13,121	100%

The following shows the disaggregation of revenue by distribution channel for the years ended December 31, 2021 and 2020 (in thousands).

	For the Years Ended December 31,
	2021	% of Total	2020	% of Total
Distribution Channel
Specialty	$20,144	40%	$26,643	41%
International	$15,233	30%	$17,862	28%
FDM	$14,665	30%	$19,935	31%
Total	$50,042	100%	$64,440	100%

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

The estimated useful lives of the property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Furniture, fixtures and equipment	3 - 7 years
Manufacturing and lab equipment	3 - 5 years
Vehicles	3 - 5 years